UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07560

Morgan Stanley Quality Municipal Securities

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Quality Municipal Securities

Portfolio of Investments January 31, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (153.4%)
	Alabama (1.1%)
$2,000	Jefferson County, Alabama, School Ser 2004 A	5.50%	01/01/22	$2,160,420
	Alaska (1.2%)
3,000	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	5.00	06/01/46	2,526,300
	Arizona (2.5%)
3,890	Salt River Project Agricultural Improvement & Power District, Arizona, 2002 Ser B	5.00	01/01/22	4,102,783
1,000	Surprise Municipal Property Corporation, Arizona, Ser 2007	4.90	04/01/32	936,210
				5,038,993
	Arkansas (1.0%)
1,000	Baxter County Regional Hospital Inc, Arkansas Ser 2007	5.00	09/01/22	1,005,160
1,000	Baxter County Regional Hospital Inc, Arkansas Ser 2007	5.00	09/01/26	974,570
				1,979,730
	California (32.3%)
5,000	California Economic Recovery, Ser 2004 A	5.00	07/01/16	5,372,800
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	2,973,540
5,000	California Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	5,049,650
4,000	California, Ser 2007 (MBIA Insd)	4.25	08/01/33	3,664,640
3,000	California, Various Purpose dtd 05/01/03	5.00	02/01/32	3,013,170
2,000	California, Various Purpose dtd 12/01/05	5.00	03/01/27	2,032,480
12,000	California, Various Purpose dtd 11/01/06	4.50	10/01/36	11,168,280
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29	2,004,880
4,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A	5.125	06/01/47	3,465,320
4,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A	5.75	06/01/47	3,834,720
5,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA Insd)	5.00	07/01/23	5,264,150
4,000	Los Angeles, Community College District, California, 2003 Ser B (FSA Insd)	5.00	08/01/27	4,203,200
3,040	Milpitas Redevelopment Agency, California, Area #1 Ser 2003 (MBIA Insd)	5.00	09/01/22	3,187,714
4,240	San Diego County Water Authority, California, Ser 2004 A COPs (FSA Insd)	5.00	05/01/29	4,357,745
1,000	San Diego County, Burnham Institute for Medical Research Ser 2006 COPs	5.00	09/01/34	924,630
4,000	San Francisco City & County, California, Laguna Honda Hospital Ser 2005 I (FSA Insd)*	5.00	06/15/30	4,148,780
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00	06/01/37	1,724,120
				66,389,819

	Colorado (4.9%)
2,590	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25		10/01/40		2,624,369
2,000	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.25		11/15/35		2,031,500
5,000	Colorado Health Facilities Authority, Catholic Health Initiatives Ser 2001 A	5.25		09/01/11	†	5,456,150
						10,112,019
	Connecticut (0.7%)
1,500	Mashantucket (Western) Pequot Tribe, Connecticut, 2006 Ser A	5.50		09/01/36		1,406,730
	District of Columbia (1.0%)
2,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00		02/01/31		2,004,580
	Florida (8.0%)
1,000	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25		11/15/36		1,011,140
1,000	Lee County Industrial Development Authority, Florida, Shell Point Village/The Alliance Community for Retirement Living Inc, Ser 2006	5.125		11/15/36		890,030
5,000	Miami-Dade County, Florida, Miami Int'l Airport Ser 2000 A (AMT) (FGIC Insd)	6.00		10/01/24		5,264,700
1,995	Miami-Dade County, Florida, Ser 2005 A (MBIA Insd)	0.00	††	10/01/30		1,543,372
4,000	South Miami Health Facilities Authority, Florida, Baptist Health South Florida Ser 2007 *	5.00		08/15/42		3,966,380
1,000	St Johns County Industrial Development Authority, Florida, Glenmoor Ser 2006 A	5.25		01/01/26		907,580
3,250	St Johns, Florida, Industrial Development Authority, Glenmoor Refg 2006 Ser A	5.375		01/01/40		2,850,575
						16,433,777

	Georgia (8.3%)
5,000	Atlanta, Georgia, Airport Ser 2004 C (FSA Insd)	5.00	01/01/33	5,102,900
1,200	De Kalb County, Georgia, Water & Sewer Ser 2003 A	5.00	10/01/23	1,264,284
3,000	Fulton County, Georgia, Water & Sewerage Ser 2004 (FGIC Insd)	5.25	01/01/35	3,092,040
2,000	Georgia Road & Tollway Authority, Ser 2001	5.375	03/01/17	2,189,680
2,000	Georgia Road & Tollway Authority, Ser 2004	5.00	10/01/22	2,130,660
3,000	Georgia Road & Tollway Authority, Ser 2004	5.00	10/01/23	3,195,990
				16,975,554
	Hawaii (10.6%)
10,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Ser 1993 (AMT) (MBIA Insd)	5.45		11/01/23	10,085,000
3,000	Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC Insd)	6.625		07/01/18	3,190,050
8,000	Honolulu City & County, Hawaii, Ser 2003A (MBIA Insd) *	5.25		03/01/24	8,523,760
					21,798,810
	Illinois (9.3%)
3,600	Chicago Park District, Illinois, Harbor Ser A (AMBAC Insd)	5.00		01/01/27	3,722,544
3,000	Chicago, Illinois, O'Hare Int'l Airport 3rd Lien Ser 2005 A (MBIA Insd)	5.25		01/01/26	3,084,930
3,000	Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375		01/01/32	3,027,450
3,000	Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA Insd)	5.50		01/01/15	3,442,050
8,480	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Ser 2002 A (MBIA Insd)	0.00	†††	06/15/26	5,895,042
					19,172,016
	Indiana (1.5%)
3,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25		02/15/40	2,993,010
	Kansas (1.3%)
2,500	Wyandotte County/Kansas City, Kansas, Ser 2004 B (FSA Insd)	5.00		09/01/28	2,585,550
	Louisiana (0.5%)
1,000	Louisiana Public Facilities Authority, Pennington Medical Foundation Ser 2006	5.00		07/01/31	979,020
	Maine (0.0%)
60	Maine Health & Higher Educational Facilities Authority, Ser 1993 D (FSA Insd)	5.50		07/01/18	60,113

	Maryland (3.8%)
1,000	Baltimore County, Maryland, Oak Crest Village Ser 2007 A	5.00	01/01/37		923,230
1,500	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17		1,494,600
2,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2001	5.25	07/01/11	†	2,181,400
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (AMBAC Insd)	5.50	04/01/16		3,241,410
					7,840,640
	Michigan (1.4%)
3,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46		2,976,630
	Missouri (2.1%)
4,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/Christian Health Ser 1993 A	5.25	05/15/14		4,408,480
	Nebraska (2.5%)
5,000	Nebraska Public Power District, 2003 Ser A (AMBAC Insd)	5.00	01/01/35		5,062,450
	Nevada (2.0%)
3,000	Clark County, Nevada, Airport SubLien Ser 2004 (AMT) (FGIC Insd)	5.50	07/01/20		3,202,500
1,000	Reno, Nevada, Renown Regional Medical Center Ser 2007 A	5.25	06/01/37		980,130
					4,182,630
	New Hampshire (1.5%)
3,000	Manchester, New Hampshire, Water Works Ser 2003 (FGIC Insd)	5.00	12/01/34		3,047,550
	New Jersey (5.3%)
3,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004 #	5.75	06/15/29		2,989,890
1,500	New Jersey Economic Development Authority, Seabrook Village Inc Ser 2006	5.25	11/15/36		1,315,995
3,300	Newark Housing Authority, New Jersey, Port Authority-Port Newark Marine Terminal Ser 2004 (MBIA Insd)	5.00	01/01/14	†	3,684,681
3,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A	4.625	06/01/26		2,625,060
3,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1B	0.00	06/01/41		320,310
					10,935,936
	New York (10.2%)
5,000	Metropolitan Transportation Authority, New York, Transportation Ser 2003 B (MBIA Insd)	5.25	11/15/22		5,341,149
3,000	Nassau County Tobacco Settlement Corporation, New York, Ser 2006 A-3	5.125	06/01/46		2,871,480
3,000	New York City Municipal Water Finance Authority, New York, 2005 Ser B (AMBAC Insd)	5.00	06/15/28		3,111,900
6,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B-1C	5.50	06/01/21		6,483,420
3,000	Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B	5.25	11/15/19		3,256,320
					21,064,269
	North Carolina (1.0%)
2,000	North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA Insd)	5.25	01/01/20		2,133,040
	Ohio (2.6%)
5,000	Cuyahoga County, Ohio, Cleveland Clinic Ser 2003 A	6.00	01/01/32		5,417,950
	Pennsylvania (1.9%)
2,000	Allegheny County Redevelopment Authority, Pennsylvania, West Penn Allegheny Health 2007 A *	5.375	11/15/40		1,743,340
2,000	Pennsylvania, First Ser 2003 (MBIA Insd) *	5.00	01/01/13	†	2,210,910
					3,954,250

	Rhode Island (0.8%)
1,500	Rhode Island Economic Development Corporation, Airport Refg Ser 2004 A (AMT) (FSA Insd)	5.00		07/01/21	1,550,205
	South Carolina (5.5%)
2,000	Charleston Educational Excellence Financing Corporation, South Carolina, Charleston County School District Ser 2005	5.25		12/01/29	2,058,700
4,565	Grand Strand Water & Sewer Authority, South Carolina, Refg Ser 2002 (FSA Insd)	5.375		06/01/19	4,972,244
40	Lexington County, South Carolina Health Services District, Lexmed Inc Ser 2007	5.00		11/01/16	42,804
210	Richland County Enviromental Improvement Revenue, South Carolina, International Paper Company Ser 2007 A	4.60		09/01/12	212,545
4,000	South Carolina Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd)	5.00		01/01/27	4,102,760
					11,389,053
	Tennessee (2.0%)
4,000	Tennessee Energy Acquisition Corporation, Ser 2006 A *	5.25		09/01/19	4,202,660
	Texas (11.8%)
2,000	Alliance Airport Authority, Texas, Federal Express Corp Refg Ser 2006 (AMT)	4.85		04/01/21	1,941,320
1,000	Austin, Texas, Water & Sewer, ROLS RRII R-574	10.384	‡	05/15/27	1,098,460
2,000	Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)	7.70		03/01/32	2,073,400
5,000	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (MBIA Insd)	5.25		05/15/25	5,221,150
5,000	Houston, Texas, Water & Sewer Jr Lien Refg Ser 2001 A (FSA Insd)	5.50		12/01/16	5,503,150
1,000	Tarrant County Cultural Educational Facilities Finance Corp, Texas, Air Force Village II Inc Ser 2007	5.125		05/15/37	958,980
4,000	Tarrant County Regional Water District, Texas, Refg & Impr Ser 2002 (FSA Insd)	5.25		03/01/17	4,398,520
3,000	West Harris County Regional Water Authority, Texas, Water Ser 2005 (FSA Insd)	5.00		12/15/24	3,159,210
					24,354,190
	Utah (1.3%)
2,500	Intermountain Power Agency, Utah, 2003 Ser A (FSA Insd)	5.00		07/01/21	2,698,225
	Virginia (10.6%)
1,250	Fairfax County Economic Development Authority, Virginia, Goodwin House Inc Ser 2007	5.125		10/01/42	1,171,813
10,000	Fairfax County Industrial Development Authority, Virginia, Inova Health Refg Ser 1993 A	5.25		08/15/19	11,257,500
4,000	Norfolk, Virginia, Water Ser 1993 (AMBAC Insd)	5.375		11/01/23	4,006,160
3,000	Prince William County Service Authority, Virginia, Water & Sewer Refg Ser 2003	5.00	07/01/19	3,265,110
2,000	Prince William County Service Authority, Virginia, Water & Sewer Refg Ser 2003	5.00	07/01/21	2,152,120
				21,852,703
	Washington (2.8%)
1,705	Grant County Public Utility District #2, Washington, Wanapum Hydroelectric 2005 Ser A (FGIC Insd)	5.00	01/01/34	1,735,349
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd) *	5.00	12/01/23	4,056,560
				5,791,909
	Total Tax-Exempt Municipal Bonds (Cost $308,537,284)			315,479,211

NUMBER OF SHARES (000)
	Short-Term Investment (a) (1.8%)
	Investment Company
3,641	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class (Cost $3,641,062)	3,641,062
	Total Investments (Cost $312,178,346)	319,120,273
PRINCIPAL AMOUNT IN THOUSANDS
	Floating Rate Note Obligations Related to Securities Held (-9.6%)
$(19,510)	Notes with interest rates ranging from 2.26% to 3.78% at January 31, 2008 and contractual maturities of collateral ranging from 01/01/13 to 08/15/42 †††† (b) (Cost $(19,658,780))		(19,658,780)
	Total Net Investments (Cost $292,519,566) (c) (d)	145.6%	299,461,493
	Other Assets in Excess of Liabilites	1.5	3,173,818
	Preferred Shares of Beneficial Interest	(47.2)	(97,000,000)
	Net Assets Applicable to Common Shareholders	100.0%	205,635,311

Note: The categories of

investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ROLS	Reset Option Longs.
#	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $188,330.
‡

Current coupon rate for inverse rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,098,460 which represents 0.5% of net assets applicable to common shareholders.

†	Prerefunded to call date shown.
††	Currently a zero coupon security; will convert to 5.00% on October 1, 2013.
†††	Currently a zero coupon security; will convert to 5.75% on June 15, 2017.
††††	Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2008.
*	Underlying securities related to inverse floaters entered into by the Trust.
(a)

The Trust invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. For the period ended January 31, 2008, advisory fees paid were reduced by $2,053 relating to the Trust's investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class.

(b)

Floating Rate Note Obligations Related to Securities Held – The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2008, Trust investments with a value of $28,852,390 are held by the Dealer Trusts and serve as collateral for the $19,658,780 in floating rate note obligations outstanding at that date.

(c)	Securities have been designated as collateral in an amount equal to $70,688,386 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond insurance:
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
190	Long	Swap Futures 10 Year,
		March 2008	$21,481,875	$223,133
62	Long	U.S. Treasury Notes 2 Year,
		March 2008	13,195,336	92,889
28	Short	U.S. Treasury Bonds 20 Year,
		March 2008	(3,312,750)	(8,401)
84	Short	U.S. Treasury Notes 5 Year,
		March 2008	(9,457,875)	(198,352)
205	Short	U.S. Treasury Notes 10 Year,
		March 2008	(23,780,000)	(207,704)
Net Unrealized Depreciation				$(98,435)

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Securities
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer March 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer March 20, 2008

3

Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal Securities;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal Securities;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

5